Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended	0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Dec. 31, 2013	Mar. 31, 2013	Jun. 30, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 23, 2008	Aug. 20, 2008	Sep. 23, 2008	Aug. 20, 2008	Dec. 31, 2008	Mar. 31, 2012
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,000,000	10,125,000	5,500,000	3,333,333
Issuance price per share	$ 0.09	$ 0.10	$ 0.20	$ 0.20
Convertible preferred stock, conversion price							$ 0.1500	$ 0.2000	$ 0.0667	$ 0.6447
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										27,568,000	37,991,000	5,000,000
Issuance price per share								$ 0.20
Issuance of common stock from conversion of Series C preferred stock, shares				8,000,000							8,000,000	2,000,000
Conversion of convertible shares											8,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold													1,300,000	700,000	1,300,000	700,000
Issuance price per share													$ 1.00
Convertible preferred stock, conversion price														$ 0.25
Preferred stock, shares issued							0			0	0	2,000,000
Preferred stock, shares outstanding							0			0	0	2,000,000
Convertible shares of common stock				$ 0.25										$ 0.25		$ 0.25
Total number of shares of common stock sold														3,000,000
Liquidation premium																	6.00%
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock from conversion of Series C preferred stock, shares																		2,000,000